Expense Example, No Redemption {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-15 - Fidelity New York Municipal Income Fund	Apr. 01, 2022 USD ($)
Fidelity Advisor New York Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	636
5 Years	811
10 Years	1,316
Fidelity Advisor New York Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	473
3 Years	627
5 Years	795
10 Years	1,282
Fidelity Advisor New York Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
5 Years	818
10 Years	1,593
Fidelity Advisor New York Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor New York Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542